EQUITY-BASED COMPENSATION - Unrecognized compensation expense of RSU (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
EQUITY-BASED COMPENSATION
Total unrecognized compensation expense expected to be recognized over a weighted average period	1 year 4 months 24 days
Restricted Stock Units
EQUITY-BASED COMPENSATION
Total unrecognized compensation expense	$ 22.8
Total unrecognized compensation expense expected to be recognized over a weighted average period	3 years